Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and cash equivalents
Schedule of cash and cash equivalents
	2013	2012

Cash	$9,064	$5,737
Cash equivalents (1)	20,732	58,078

	$29,796	$63,815
(1) The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.